Leases - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Mar. 31, 2013
Leases [Line Items]
Recognized rental income	¥ 805	¥ 20,187	¥ 999	¥ 39,760
Rental expenses, net of sublease rental income	11,642	11,548	23,576	23,458
Capital lease assets	27,421		27,421		24,170
Future minimum lease payments to be received	¥ 1,842		¥ 1,842